Loans	12 Months Ended
Mar. 31, 2022
Loans

9. Loans
Loan balances included Rs. 406,381.7 million and Rs. 372,013.8 million (US$ 4,903.3 million) as of March 31, 2021 and March 31, 2022, respectively, which have been provided as collateral for borrowings and are therefore restricted.
Loans by facility as of March 31, 2021 and March 31, 2022 were as follows:

	As of March 31,
	2021		2022		2022

	(In millions)
Retail loans:
Auto loans	Rs.	964,053.2	Rs.	1,042,793.0	US$	13,744.5
Personal loans/Credit cards		2,042,727.2		2,341,971.8		30,868.2
Retail business banking		2,007,845.9		2,617,087.1		34,494.4
Commercial vehicle and construction equipment finance		805,329.8		951,066.0		12,535.5
Housing loans		702,235.5		830,882.4		10,951.4
Other retail loans		1,306,641.0		1,526,734.4		20,122.9

Subtotal	Rs.	7,828,832.6	Rs.	9,310,534.7	US$	122,716.9
Wholesale loans	Rs.	4,214,885.3	Rs.	5,099,009.3	US$	67,207.2

Gross loans		12,043,717.9		14,409,544.0		189,924.1
Less: Allowance for credit losses		343,528.7		372,671.8		4,911.9

Total	Rs.	11,700,189.2	Rs.	14,036,872.2	US$	185,012.2

Loans, other than crop-related
agricultural loans, are generally placed on
non-accrual
status and considered
non-performing
if principal or interest payments become 90 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Crop-related agricultural loans are generally placed on non-accrual
status and considered
non-performing
if principal or interest payments become 366 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Loans are returned to accrual status when the principal and interest amounts contractually due are brought current
.
The maturity of gross loans as of March 31, 2022 is set out below:

	As of March 31, 2022
	Wholesale loans		Retail loans		Total

	(In millions)
Maturity profile of loans:
Within one year	Rs.	2,174,459.2	Rs.	2,525,390.8	Rs.	4,699,850.0
Over one year through five years		1,844,496.2		6,006,016.1		7,850,512.3
Over five years		1,080,053.9		779,127.8		1,859,181.7

Total	Rs.	5,099,009.3	Rs.	9,310,534.7	Rs.	14,409,544.0

Total	US$	67,207.2	US$	122,716.9	US$	189,924.1

The following table provides details of age analysis of loans and finance receivable on non-accrual
status as of March 31, 2021 and March 31, 2022.

	As of March 31, 2021
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	8,523.6	Rs.	28,476.3	Rs.	927,053.3	Rs.	964,053.2	Rs.	28,476.3
Personal loans/Credit card		25,026.7		37,026.1		1,980,674.4		2,042,727.2		37,026.1
Retail business banking		19,239.0		31,328.9		1,957,278.0		2,007,845.9		31,328.9
Commercial vehicle and construction equipment finance		16,946.0		32,015.3		756,368.5		805,329.8		32,015.3
Housing loans		4,530.8		5,171.9		692,532.8		702,235.5		5,171.9
Other retail		18,535.0		39,584.4		1,248,521.6		1,306,641.0		39,584.4
Wholesale loans		6,277.0		40,179.5		4,168,428.8		4,214,885.3		40,179.5

Total	Rs.	99,078.1	Rs.	213,782.4	Rs.	11,730,857.4	Rs.	12,043,717.9	Rs.	213,782.4

1. Loans up to 30 days past due are considered current . 2. Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 33.6 billion.

	As of March 31, 2022
	31-90 days past due		Non-accrual/ 91 days or more past due		Current 1,2		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	6,536.5	Rs.	20,441.6	Rs.	1,015,814.9	Rs.	1,042,793.0	Rs.	20,441.6
Personal loans/Credit card		27,433.8		28,057.5		2,286,480.5		2,341,971.8		28,057.5
Retail business banking		18,242.9		35,820.2		2,563,024.0		2,617,087.1		35,820.2
Commercial vehicle and construction equipment finance		20,263.0		25,091.5		905,711.5		951,066.0		25,091.5
Housing loans		3,296.3		6,478.4		821,107.7		830,882.4		6,478.4
Other retail		18,009.8		49,459.2		1,459,265.4		1,526,734.4		49,459.2
Wholesale loans		8,455.4		31,921.1		5,058,632.8		5,099,009.3		31,921.1

Total	Rs.	102,237.7	Rs.	197,269.5	Rs.	14,110,036.8	Rs.	14,409,544.0	Rs.	197,269.5

Total	US$	1,347.5	US$	2,600.1	US$	185,976.5	US$	189,924.1	US$	2,600.1

1.	Loans up to 30 days past due are considered current .
2.	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 34.2 billion.
From fiscal year 2020
the Bank has implemented the packages announced by RBI on account of the COVID-19 pandemic which grants temporary extensions in repayment obligations to the borrowers without any interest or financial concessions. While the moratorium allowed customers (from March to August 2020) to temporarily freeze loan repayments, the loan restructuring packages eased the burden of monthly repayments. The total balance outstanding of loan facilities restructured was Rs. 138.4 billion as of March 31, 2021 and Rs. 229.8 billion (US$ 3.0 billion) as of March 31, 2022. These restructured facilities as of March 31, 2021 included retail loans and wholesale loans of Rs. 137.8 billion and Rs. 0.6 billion respectively and as of March 31, 2022 include retail loans and wholesale loans of Rs. 220.0 billion and Rs. 9.8 billion respectively. As stipulated by regulatory guidance, the Bank does not place loans with deferrals granted due to COVID-19 on nonaccrual status where such loans are not otherwise reportable as nonaccrual and thus considered in the allowance for loan losses.
For retail loans the policy and approval processes are designed for the fact that the Bank has high volumes of relatively homogeneous, small value transactions in retail loans. There are product programs for each of these products, which define the target markets, credit philosophy and process, detailed underwriting criteria for evaluating individual credits, exception reporting systems and individual loan exposure caps. The quantitative parameters considered include income, residence stability and the nature of the employment/business, while the qualitative parameters include accessibility, contractibility and profile. The credit policies/product programs are based on a statistical analysis of the Bank’s experience and industry data, in combination with the judgment of the Bank’s senior officers. The Bank regularly mines data on its borrower account behavior as well as static data to monitor the portfolio performance of each product segment and uses these as inputs for revising the Bank’s product programs, target market definitions and credit assessment criteria to meet the Bank’s twin objectives of combining volume growth and maintenance of asset quality.
As an integral part of the credit process, the Bank has a credit rating model appropriate to its wholesale and retail credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated at least annually. Disbursals under one-time
restructurings are also included.
The amount of purchased financing receivables outstanding as of March 31, 2021 and March 31, 2022 was Rs. 710,194.7 million and Rs. 836,172.8 million, respectively.
The following table provides information on primary credit quality indicators as at March 31, 2021:

Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	4,599.0	Rs.	30,174.9	Rs.	99,159.5	Rs.	168,159.1	Rs.	266,277.0	Rs.	362,747.1	Rs.	4,460.3	Rs.	—	Rs.	935,576.9
Non-performing		736.9		2,066.2		6,048.0		9,260.9		8,513.0		1,033.0		818.3		—		28,476.3

Subtotal	Rs.	5,335.9	Rs.	32,241.1	Rs.	105,207.5	Rs.	177,420.0	Rs.	274,790.0	Rs.	363,780.1	Rs.	5,278.6	Rs.	—	Rs.	964,053.2
Personal loans/Credit card
Performing	Rs.	613.8	Rs.	8,617.1	Rs.	48,658.4	Rs.	178,532.3	Rs.	483,925.8	Rs.	638,007.4	Rs.	326,118.9	Rs.	321,227.4	Rs.	2,005,701.1
Non-performing		118.6		601.7		3,144.1		8,704.2		11,381.7		1,162.5		8,259.7		3,653.6		37,026.1

Subtotal	Rs.	732.4	Rs.	9,218.8	Rs.	51,802.5	Rs.	187,236.5	Rs.	495,307.5	Rs.	639,169.9	Rs.	334,378.6	Rs.	324,881.0	Rs.	2,042,727.2
Retail business banking
Performing	Rs.	35,189.0	Rs.	49,573.1	Rs.	121,663.7	Rs.	145,473.9	Rs.	209,578.9	Rs.	480,518.2	Rs.	934,520.2	Rs.	—	Rs.	1,976,517.0
Non-performing		3,584.6		2,717.7		4,863.1		3,865.9		1,883.4		1,053.4		13,360.8		—		31,328.9

Subtotal	Rs.	38,773.6	Rs.	52,290.8	Rs.	126,526.8	Rs.	149,339.8	Rs.	211,462.3	Rs.	481,571.6	Rs.	947,881.0	Rs.	—	Rs.	2,007,845.9
Commercial vehicle and construction equipment finance
Performing	Rs.	517.8	Rs.	6,292.2	Rs.	44,766.4	Rs.	146,432.4	Rs.	214,342.4	Rs.	287,953.1	Rs.	73,010.2	Rs.	—	Rs.	773,314.5
Non-performing		155.9		836.6		4,397.4		11,112.3		10,159.4		1,086.1		4,267.6		—		32,015.3

Subtotal	Rs.	673.7	Rs.	7,128.8	Rs.	49,163.8	Rs.	157,544.7	Rs.	224,501.8	Rs.	289,039.2	Rs.	77,277.8	Rs.	—	Rs.	805,329.8
Housing loans
Performing	Rs.	272,061.4	Rs.	111,758.9	Rs.	105,069.4	Rs.	152,564.7	Rs.	55,570.3	Rs.	38.9	Rs.	—	Rs.	—	Rs.	697,063.6
Non-performing		2,407.3		1,082.6		744.5		865.9		71.6		—		—		—		5,171.9

Subtotal	Rs.	274,468.7	Rs.	112,841.5	Rs.	105,813.9	Rs.	153,430.6	Rs.	55,641.9	Rs.	38.9	Rs.	—	Rs.	—	Rs.	702,235.5
Other retail loans
Performing	Rs.	2,406.7	Rs.	8,530.0	Rs.	20,090.5	Rs.	45,854.0	Rs.	129,946.8	Rs.	483,241.9	Rs.	576,986.7	Rs.	—	Rs.	1,267,056.6
Non-performing		2,626.0		1,214.6		2,082.0		4,710.1		7,442.1		1,534.0		19,975.6		—		39,584.4

Subtotal	Rs.	5,032.7	Rs	9,744.6	Rs.	22,172.5	Rs.	50,564.1	Rs.	137,388.9	Rs.	484,775.9	Rs.	596,962.3	Rs.	—	Rs.	1,306,641.0

Total	Rs.	325,017.0	Rs.	223,465.6	Rs.	460,687.0	Rs.	875,535.7	Rs.	1,399,092.4	Rs.	2,258,375.6	Rs.	1,961,778.3	Rs.	324,881.0	Rs.	7,828,832.6

The following table provides information on primary credit quality indicators as at March 31, 2022:

Credit quality indicators-Internally assigned grade	Prior		2018		2019		2020		2021		2022		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	8,466.2	Rs.	42,634.8	Rs.	89,161.9	Rs.	169,606.1	Rs.	252,295.7	Rs.	455,114.6	Rs.	5,072.1	Rs.	—	Rs.	1,022,351.4
Non-performing		846.1		2,866.6		5,455.2		6,323.4		2,973.5		661.7		1,315.1		—		20,441.6

Subtotal	Rs.	9,312.3	Rs.	45,501.4	Rs.	94,617.1	Rs.	175,929.5	Rs.	255,269.2	Rs.	455,776.3	Rs.	6,387.2	Rs.	—	Rs.	1,042,793.0
Personal loans/Credit card
Performing	Rs.	1,374.4	Rs.	14,320.8	Rs.	67,477.1	Rs.	225,561.4	Rs.	336,526.1	Rs.	947,277.0	Rs.	381,900.4	Rs.	339,477.1	Rs.	2,313,914.3
Non-performing		201.7		910.2		4,184.4		7,967.1		3,931.7		1,722.7		6,405.6		2,734.1		28,057.5

Subtotal	Rs.	1,576.1	Rs.	15,231.0	Rs.	71,661.5	Rs.	233,528.5	Rs.	340,457.8	Rs.	948,999.7	Rs.	388,306.0	Rs.	342,211.2	Rs.	2,341,971.8
Retail business banking
Performing	Rs.	52,347.2	Rs.	78,959.8	Rs.	97,361.4	Rs.	151,964.0	Rs.	306,673.0	Rs.	569,687.0	Rs.	1,324,274.5	Rs.	—	Rs.	2,581,266.9
Non-performing		3,661.9		3,736.0		3,429.5		2,598.7		2,880.8		412.2		19,101.1		—		35,820.2

Subtotal	Rs.	56,009.1	Rs.	82,695.8	Rs.	100,790.9	Rs.	154,562.7	Rs.	309,553.8	Rs.	570,099.2	Rs.	1,343,375.6	Rs.	—	Rs.	2,617,087.1
Commercial vehicle and construction equipment finance
Performing	Rs.	1,837.4	Rs.	16,022.5	Rs.	69,418.2	Rs.	125,223.1	Rs.	185,561.0	Rs.	426,434.1	Rs.	101,478.2	Rs.	—	Rs.	925,974.5
Non-performing		210.8		1,391.5		6,224.5		8,010.6		3,883.8		651.3		4,719.0		—		25,091.5

Subtotal	Rs.	2,048.2	Rs.	17,414.0	Rs.	75,642.7	Rs.	133,233.7	Rs.	189,444.8	Rs.	427,085.4	Rs.	106,197.2	Rs.	—	Rs.	951,066.0
Housing loans
Performing	Rs.	301,103.3	Rs.	85,682.1	Rs.	127,339.2	Rs.	46,798.3	Rs.	0.6	Rs.	263,480.5	Rs.	—	Rs.	—	Rs.	824,404.0
Non-performing		1,597.6		504.1		1,472.2		2,193.9		512.8		197.8		—		—		6,478.4

Subtotal	Rs.	302,700.9	Rs.	86,186.2	Rs.	128,811.4	Rs.	48,992.2	Rs.	513.4	Rs.	263,678.3	Rs.	—	Rs.	—	Rs.	830,882.4
Other retail loans
Performing	Rs.	4,260.4	Rs.	11,266.3	Rs.	20,843.1	Rs.	51,074.6	Rs.	131,647.7	Rs.	567,032.4	Rs.	691,150.7	Rs.	—	Rs.	1,477,275.2
Non-performing		2,989.1		1,434.6		4,470.0		10,682.7		3,645.0		1,004.1		25,233.7		—		49,459.2

Subtotal	Rs.	7,249.5	Rs	12,700.9	Rs.	25,313.1	Rs.	61,757.3	Rs.	135,292.7	Rs.	568,036.5	Rs.	716,384.4	Rs.	—	Rs.	1,526,734.4

Total	Rs.	378,896.1	Rs.	259,729.3	Rs.	496,836.7	Rs.	808,003.9	Rs.	1,230,531.7	Rs.	3,233,675.4	Rs.	2,560,650.4	Rs.	342,211.2	Rs.	9,310,534.7

Total	US$	4,994.0	US$	3,423.3	US$	6,548.5	US$	10,649.8	US$	16,218.9	US$	42,621.3	US$	33,750.5	US$	4,510.5	US$	122,716.9

Wholesale Loans
The Bank has a process in place of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/non-performing.
Wholesale loans that are not
non-performing
are disclosed as pass or labeled and considered to be performing. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories: industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.
The following table provides information on primary credit quality indicators as at March 31, 2021.

Credit quality indicators-Internally assigned grade	Prior		2017		2018		2019		2020		2021		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	3,939.4	Rs.	3,332.3	Rs.	298,631.5	Rs.	324,816.0	Rs.	568,907.1	Rs.	2,007,206.0	Rs.	930,417.0	Rs.	4,137,249.3
Labeled		—		—		7,503.2		10,194.9		2,427.6		4,073.6		13,257.2		37,456.5
Non-performing		445.8		84.3		10,893.1		4,778.7		1,445.3		2,255.7		20,276.6		40,179.5

Total	Rs.	4,385.2	Rs.	3,416.6	Rs.	317,027.8	Rs.	339,789.6	Rs.	572,780.0	Rs.	2,013,535.3	Rs.	963,950.8	Rs.	4,214,885.3

Non-performing
loans by industry as of March 31, 2021 and March 31, 2022 are as follows:

	As of March 31, 2021
	(In millions)
Gross non-performing loans by industry:
—Consumer Loans	Rs.	47,028.8
—Agri Production—Food		21,028.5
—Road Transportation		18,344.8
—Retail Trade		17,242.9
—Agri Allied		10,829.6
—Others (none greater than 5% of non-performing loans)		99,307.8

Total	Rs.	213,782.4

	As of March 31, 2022
	(In millions)
Gross non-performing loans by industry:
—Consumer Loans	Rs.	35,554.7	US$	468.6
—Agri Production—Food		23,569.7		310.7
—Retail Trade		15,124.1		199.3
—Agri Allied		13,255.0		174.7
—Road Transportation		12,961.6		170.8
—Consumer services		10,352.3		136.4
—Others (none greater than 5% of non-performing loans)		86,452.1		1,139.6

Total	Rs.	197,269.5	US$	2,600.1

Summary information relating to
non-performing
loans during the fiscal years ended March 31, 2020, March 31, 2021 and March 31, 2022 is as follows:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Average impaired loans	Rs.	148,924.7	Rs.	185,604.7	Rs.	205,526.0	US$	2,708.9
Interest income recognized on non-performing loans	Rs.	10,160.5	Rs.	7,025.3	Rs.	11,881.0	US$	156.6

The Bank adopted on April 1, 2021 ASU 2016-13

“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” effective April 1, 2020 using the modified retrospective method for all financial assets measured at amortized cost and off-balance sheet credit exposures. Results for reporting periods beginning after April 1, 2020 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. The adoption of ASC 326 had an impact of Rs. 83,496.4 million that was offset by a corresponding decrease in retained earnings of Rs. 62,480.4 million and Rs. 21,016.0 million increase in deferred tax assets. The increase in the allowance for credit losses required under the ASC 326 generally reflected the impact of reserves calculated over the life of loan, and more specifically higher reserves required for longer duration loan portfolios, and the utilization of a longer historical look-back period in the calculation of probability of default.
The following table illustrates the impact on allowances for credit losses on adopting ASC 326.

	As of April 1, 2020
	As reported under ASC 326	Pre-ASC 326 adoption	Impact of ASC 326 adoption
	(In millions)
Loans:
Auto loans	Rs.29,099.9	Rs.19,219.0	Rs.9,880.9
Personal loans/Credit cards	85,188.2	47,097.1	38,091.1
Retail business banking	36,807.8	32,860.3	3,947.5
Commercial vehicle and construction equipment finance	20,788.9	20,463.4	325.5
Housing loans	3,360.2	1,700.7	1,659.5
Other retail loans	38,098.6	37,864.3	234.3
Wholesale loans	66,502.6	39,628.4	26,874.2

Allowance for Credit Losses on Loans	Rs.279,846.2	Rs.198,833.2	Rs.81,013.0
Allowance for Credit Losses on AFS debt securities	—	—	—
Accrued expenses and other liabilities:
Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments	Rs.5,523.4	Rs.3,226.8	Rs.2,296.6
Allowance for Credit Losses Other	186.8	—	186.8
Total	Rs. 285,556.4	Rs. 202,060.0	Rs. 83,496.4
Allowance for credit losses as of March 31, 2020 were as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	6,169.0	Rs.	9,694.0	Rs.	21,595.3	Rs.	6,544.8	Rs.	1,105.2	Rs.	20,441.5	Rs.	20,233.2	Rs.	52,941.1	Rs.	9,507.9	Rs.	148,232.0
Write-offs		(11,524.3)		(41,646.3)		(9,379.0)		(10,838.5)		(130.3)		(12,833.1)		(6,328.1)		—		—		(92,679.6)
Net allowance for credit losses*		13,169.8		40,487.4		9,471.1		15,901.0		439.8		16,508.1		12,521.3		31,088.3		3,694.0		143,280.8
Allowance for credit losses, end of the period	Rs.	7,814.5	Rs.	8,535.1	Rs.	21,687.4	Rs.	11,607.3	Rs.	1,414.7	Rs.	24,116.5	Rs.	26,426.4	Rs.	84,029.4	Rs.	13,201.9	Rs.	198,833.2

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	26,426.4	Rs.	—	Rs.	—	Rs.	26,426.4
Allowance collectively evaluated for impairment		7,814.5		8,535.1		21,687.4		11,607.3		1,414.7		24,116.5		—		84,029.4		13,201.9		172,406.8
Loans:
Loans individually evaluated for impairment		—		—		—		—		—		—		35,423.4		—		—		35,423.4
Loans collectively evaluated for impairment		15,279.2		14,481.7		32,866.3		22,992.2		2,921.3		33,462.8		—		6,918,796.9		3,547,631.8		10,588,432.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs
.

25,658.9 million. Recoveries from retail loans
are
 Rs. 22,548.7 million and from wholesale loans
are
 Rs. 3,110.2 million.

Allowances for credit losses as of March 31, 2021 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	19,219.0	Rs.	47,097.1	Rs.	32,860.3	Rs.	20,463.4	Rs.	1,700.7	Rs.	37,864.3	Rs.	39,628.4	Rs.	198,833.2
Impact of Adopting ASC 326		9,880.9		38,091.1		3,947.5		325.5		1,659.5		234.3		26,874.2		81,013.0
Write-offs		(13,263.5)		(61,571.8)		(14,951.6)		(15,921.5)		(190.8)		(9,942.8)		(3,628.7)		(119,470.7)
Net allowance for credit losses*		23,559.7		86,464.6		20,432.2		21,489.3		1,408.6		21,073.4		8,725.4		183,153.2
Allowance for credit losses, end of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7

Allowance for credit losses:
Individually evaluated Allowance	Rs.	34.7	Rs.	4.0	Rs.	3,540.7	Rs.	59.6	Rs.	—	Rs.	72.1	Rs.	33,222.5	Rs.	36,933.6
Collectively evaluated Allowance		39,361.4		110,077.0		38,747.7		26,297.1		4,578.0		49,157.1		38,376.8		306,595.1
Loans:		—		—		—		—		—		—		—
Individually evaluated Loans		49.5		4.2		3,560.8		59.7		—		92.7		42,786.8		46,553.7
Collectively evaluated Loans		964,003.7		2,042,723.0		2,004,285.1		805,270.1		702,235.5		1,306,548.3		4,172,098.5		11,997,164.2

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs
.
28,919.8 million (US$ 395.4 million). Recoveries from retail loans is Rs. 28,605.8 million and from wholesale loans is Rs. 314.0 million.

Allowances for credit losses as of March 31, 2022 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and Construction equipment finance		Housing loans		Other retail		Wholesale		Total		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7	US$	4,527.9
Write-offs		(19,376.9)		(74,500.8)		(3,027.7)		(16,592.0)		(601.6)		(17,567.4)		(2,351.4)		(134,017.8)		(1,766.5)
Net allowance for credit losses*		21,750.2		75,986.2		9,794.3		21,986.2		(1,284.2)		29,775.2		5,153.0		163,160.9		2,150.5
Allowance for credit losses, end of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8	US$	4,911.9

Allowance for credit losses:
Individually evaluated Allowance	Rs.	18.4	Rs.	6.5	Rs.	2,651.4	Rs.	65.8	Rs.	—	Rs.	92.3	Rs.	35,619.7	Rs.	38,454.1	US$	506.8
Collectively evaluated Allowance		41,751.0		111,559.9		46,403.6		31,685.1		2,692.2		61,344.7		38,781.2		334,217.7		4,405.1
Loans:
Individually evaluated Loans		31.5		29.4		2,651.4		66.3		—		126.6		41,832.9		44,738.1		589.7
Collectively evaluated Loans		1,042,761.5		2,341,942.4		2,614,435.7		950,999.7		830,882.4		1,526,607.8		5,057,176.4		14,364,805.9		189,334.4

*
Net allowances for credit losses charged to expense does not include the recoveries against write-off
cases amounting to Rs
.
36,181.4 million (US$ 476.9 million). Recoveries from retail loans is Rs. 35,385.3 million and from wholesale loans is Rs. 796.1 million.

The allowance for credit losses is assessed at each period end and the increase/(decrease), as the case may be is recorded in the income statement under provision for credit losses net of recoveries against write-offs.
Troubled debt restructuring (TDR)
When the Bank grants a concession, for economic or legal reasons related to a borrower’s financial difficulties, for other than an insignificant period of time, the related loan is classified as a TDR. Such concessions could include a reduction in the interest rate below current market rates, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Loans, for which the terms have been modified, and for which the borrower is experiencing financial difficulties, are considered TDRs. On restructuring, those loans are re-measured
to reflect the impact, if any, on projected cash flows resulting from the modified terms. The impact of the TDR modifications and defaults are factored into the allowance for credit losses on a loan-by-loan
basis. Modification may have little or no impact on the allowance established for the loan if there was no forgiveness of the principal and the interest was not decreased. A charge off may be recorded at the time of restructuring if a portion of the loan is deemed to be uncollectible. A TDR classification can be removed if the borrower’s financial condition improves such that the borrower is no longer in financial difficulty, the loan has not had any forgiveness of principal or interest, and the loan is subsequently refinanced or restructured at market terms and qualifies as a new loan. There was no TDR modification during the fiscal year
s
ended March 31, 2021 and March 31, 2022 respectively.
Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Wholesale loans	Rs.	245,504.7	Rs.	263,190.7	Rs.	250,779.5	US$	3,305.4
Retail loans		736,290.1		753,857.1		807,146.1		10,638.5

Total	Rs.	981,794.8	Rs.	1,017,047.8	Rs.	1,057,925.6	US$	13,943.9